UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CORDA Investment Management, LLC
Address:  8955 Katy Freeway, Suite 200
          Houston, TX 77024-1626

Form 13F File Number:  028-14985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Schloegel
Title:    Chief Compliance Officer
Phone:    713-439-0665

Signature, Place, and Date of Signing:

      /s/ John Schloegel               Houston, TX              July 18, 2012
      ------------------               -----------              -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           42
                                         -----------

Form 13F Information Table Value Total:  $   230,552
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
VODAFONE GROUP PLC ADR                  Common Stock 92857W209      10,579     375,178          Yes        No                   x
JOHNSON & JOHNSON COM                   Common Stock 478160104      10,488     155,141          Yes        No                   x
PEPSICO INC COM                         Common Stock 713448108      10,326     146,076          Yes        No                   x
INTEL CORP COM                          Common Stock 458140100      10,132     379,902          Yes        No                   x
MACK-CALI REALTY CORP COM               Common Stock 554489104      10,095     346,873          Yes        No                   x
ABBOTT LABS COM                         Common Stock 002824100      10,019     155,272          Yes        No                   x
SANOFI ADR                              Common Stock 80105N105       9,507     251,433          Yes        No                   x
VALLEY NATL BANCORP COM                 Common Stock 919794107       9,417     887,829          Yes        No                   x
ROYAL DUTCH SHELL PLC ADS CLASS B       Common Stock 780259107       9,326     133,178          Yes        No                   x
TOTAL S A SPONSORED ADR                 Common Stock 89151E109       9,277     206,184          Yes        No                   x
NYSE EURONEXT COM                       Common Stock 629491101       9,208     359,970          Yes        No                   x
HEALTH CARE REIT INC COM                Common Stock 42217K106       7,278     124,704          Yes        No                   x
EXXON MOBIL CORPORATION COM             Common Stock 30231G102       7,092      82,874          Yes        No                   x
TELEFONICA DE ESPANA SA SPONSRD ADR     Common Stock 879382208       6,826     520,487          Yes        No                   x
PFIZER INC COM                          Common Stock 717081103       6,500     282,166          Yes        No                   x
VERIZON COMMUNICATIONS COM              Common Stock 92343V104       5,853     131,716          Yes        No                   x
PIONEER SOUTHWEST ENERGY PAR COM        Common Stock 72388B106       5,817     226,084          Yes        No                   x
PENN WEST PETE LTD NEW COM              Common Stock 707887105       5,745     428,412          Yes        No                   x
SIEMENS A.G. ADR                        Common Stock 826197501       5,673      67,379          Yes        No                   x
WAL-MART STORES COM                     Common Stock 931142103       5,609      80,376          Yes        No                   x
GLAXO SMITHKLINE PLC ADR                Common Stock 37733W105       5,146     112,921          Yes        No                   x
NOVARTIS AG ADR                         Common Stock 66987V109       5,081      90,892          Yes        No                   x
KRAFT FOODS INC CL A                    Common Stock 50075N104       5,032     130,305          Yes        No                   x
MERCK & CO INC. COM                     Common Stock 58933Y105       4,813     115,288          Yes        No                   x
PROCTER GAMBLE CO COM                   Common Stock 742718109       4,506      73,570          Yes        No                   x
UNILEVER PLC ADR                        Common Stock 904767704       4,181     123,961          Yes        No                   x
SCHWAB CHARLES CORP COM                 Common Stock 808513105       4,140     320,180          Yes        No                   x
MCDONALDS CORP COM                      Common Stock 580135101       3,843      43,413          Yes        No                   x
LEUCADIA NATL CORP COM                  Common Stock 527288104       3,511     165,077          Yes        No                   x
ENERPLUS CORP COM                       Common Stock 292766102       3,441     267,239          Yes        No                   x
PHILIP MORRIS INTL COM                  Common Stock 718172109       3,246      37,200          Yes        No                   x
CONOCOPHILLIPS CORP COM                 Common Stock 20825C104       2,309      41,327          Yes        No                   x
ENTERPRISE PRODUCTS PARTNERS LP         Common Stock 293792107       2,269      44,279          Yes        No                   x
CHEVRON CORP COM                        Common Stock 166764100       2,143      20,312          Yes        No                   x
VANGUARD SHORT TERM CORP BOND ETF       ETF          92206C409       1,919      24,251          Yes        No                   x
WINDSTREAM CORPORATION COM              Common Stock 97381W104       1,836     190,054          Yes        No                   x
AGL RESOURCES INC COM                   Common Stock 001204106       1,644      42,415          Yes        No                   x
XCEL ENERGY INC COM                     Common Stock 98389B100       1,643      57,843          Yes        No                   x
GRAN TIERRA ENERGY INC COM              Common Stock 38500T101       1,602     326,220          Yes        No                   x
LINN ENERGY LLC UNITS                   Common Stock 536020100       1,331      34,931          Yes        No                   x
APPLE INC COM                           Common Stock 037833100       1,103       1,889          Yes        No                   x
AT&T INC COM                            Common Stock 00206R102       1,044      29,270          Yes        No                   x